IncomeTaxes - Additional Infornation (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended
	Jan. 20, 2012	Nov. 10, 2010	Dec. 31, 2011	Dec. 31, 2010	Oct. 29, 2010 IRS Qualifying Therapeutic Discovery Project Program	Oct. 29, 2010 AR-12, AR-42 and AR-67 development programs
Income Tax Disclosure [Line Items]
Federal tax net operating loss carry-forwards			$ 26,200,000
Operating loss carryforwards, expiration dates			2026
Valuation allowance			(14,189,000)	(11,239,000)
Valuation allowance,change in amount			3,000,000
Proceeds from operating activities	322,016
Other tax carryforward, deferred tax asset				4,000,000
Income tax reconciliation, tax credits					733,000
Income tax reconciliation, tax credits, Research		$ 733,438	$ (15,000)	$ (308,000)		$ 244,000